Discontinued Operations - (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
REVENUES	$ 2,589,823	$ 5,505,734	$ 9,641,080
COST OF REVENUES	1,603,887	3,527,402	7,373,652
GROSS PROFIT	985,936	1,978,332	2,267,428
Selling	607,424	3,368,714	3,828,835
General and administrative	954,576	6,142,730	5,152,995
Research and development	922,343	3,323,361	3,269,680
Long-live assets impairment	2,602,589	2,631,019	3,692,047
Total operating expenses	5,086,932	15,465,824	15,943,557
LOSS FROM OPERATIONS	(4,100,996)	(13,487,492)	(13,676,129)
Interest income	1,296	2,994	9,135
Interest expense	(33,682)	(1,450,707)	(317,402)
Other (expense) income, net	(154,275)	1,206,793	(514,162)
Total other income (expense), net	(186,661)	(240,920)	(205,895)
LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	(4,287,657)	(13,728,412)	(13,470,234)
GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES	22,858,286
TOTAL INCOME(LOSS) FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	18,570,629	(13,728,412)	(13,470,234)
INCOME TAX EXPENSE(BENEFIT)		(77,649)	124,058
INCOME(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	$ 18,570,629	$ (13,650,763)	$ (13,594,292)